Principal joint ventures and associates - Principal joint ventures and associates (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Joint Ventures And Associates [Line Items]
(Loss)/profit after tax		$ 13,076	$ 22,575	$ 10,400
Other comprehensive loss		(1,869)	(1,270)	2,584
Total comprehensive income/(loss)	[1]	11,207	21,305	$ 12,984
Associates
Disclosure Of Joint Ventures And Associates [Line Items]
Carrying value of Group's interest		680	854
(Loss)/profit after tax		(47)	13
Other comprehensive loss		(27)	(12)
Total comprehensive income/(loss)		$ (74)	$ 1

[1]	Refer to the Group statement of comprehensive income for further details. Adjustments to other reserves include currency translation attributable to owners of Rio Tinto, other than that arising on Rio Tinto Limited’s share capital.